Shareholder Report	12 Months Ended
May 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Alexis Practical Tactical ETF
Shareholder Report [Line Items]
Fund Name	Alexis Practical Tactical ETF
Class Name	Alexis Practical Tactical ETF
Trading Symbol	LEXI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alexis Practical Tactical ETF for the period of June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lexietf.com. You can also request this information by contacting us at 1-866-LEXI-ETF (1-866-539-4383).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-LEXI-ETF (1-866-539-4383)
Additional Information Website	www.lexietf.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alexis Practical Tactical ETF	$98	0.85%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In the 12-months since our last annual report, LEXI returned 29.80% on a NAV basis, substantially outperforming its blended benchmark, which returned 22.47%. Of the 3 benchmark component indexes, the Morningstar Global Index led with a total return of 31.00%, closely followed by the S&P500 index with a gain of 29.78%. The aggregate bond index earned 5.13%.
WHAT FACTORS INFLUENCED PERFORMANCE
LEXI’s website touches on 3 ways we seek to add value through market cycles. First is attempting to participate more in recoveries than declines. The relatively stellar 12-month performance of LEXI relative to its benchmark was partly attributable to the market’s rapid recovery from an early 2025 meltdown. As discussed in our last annual report, LEXI took advantage of indiscriminate selling in the 2025 correction to add to beaten down tech leaders. These names surged as stocks rebounded off the 2025 lows. There were other more modest pullbacks including in March 2026. Periodically selling into strength and buying into weakness proved fruitful over this period.
We also attempt to add value by avoiding lagging areas and embracing market leadership. In this period, Technology was boosted by AI enthusiasm and outsized exposure to technology contributed to LEXI’s performance relative to its benchmark. Growth and Momentum outpaced Value and cyclical stocks outperformed defensive names.
The third strategy LEXI uses to outpace benchmarks and peers over time is to tactically allocate to alternative asset classes like Gold and REITs. In this period, LEXI had considerable exposure to gold that surged in 2025 through Q1 2026. This gold position was sold in early 2026 following its spectacular run – an example of benefiting from our use of gold and our disciplined approach to selling and rebalancing when we see indications that trends have run their course.
POSITIONING
Although the adviser sees potential for stocks to extend gains through 2026 and beyond, LEXI has turned more cautious as of the close of the fiscal year citing several catalysts for a possible correction. These include new Fed leadership, pending mid-term elections and the weight of a stock market priced for perfection. The earnings outlook is stellar but rich valuations reflect significant optimism may already be priced in. LEXI’s portfolio is broadly diversified to allow the portfolio to capitalize on pullbacks and potential leadership changes.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Alexis Practical Tactical ETF NAV	29.80	11.31
S&P 500 TR	29.78	13.87
35% S&P 500/35% Morningstar Global Markets/30% Aggregate Bond	22.47	8.99
Bloomberg US Aggregate Bond Index	5.13	0.03
Morningstar Global Market Large Mid GR	31.00	11.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.lexietf.com for more recent performance information.
Net Assets	$ 199,244,456
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 1,229,655
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$199,244,456
Number of Holdings	44
Net Advisory Fee	$1,229,655
Portfolio Turnover	15%
30-Day SEC Yield	1.46%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Security Type	(%)
Exchange Traded Funds	75.6%
Common Stocks	11.3%
U.S. Treasury Bills	1.5%
Written Options	-0.1%
Cash & Other	11.7%

Updated Prospectus Web Address	www.lexietf.com